REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
REVENUE AND COST OF SALES
Production costs	$ 9,233	$ 7,304
Depreciation and depletion	821	670
Total cost	$ 10,054	$ 7,974